Shareholder Report, Line Graph (Details) 190607_Bright Rock Mid Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 261,260	$ 247,964	$ 220,549	$ 226,193	$ 204,228	$ 158,173	$ 146,355	$ 143,656	$ 121,225	$ 100,000	$ 275,128
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return Index
Accumulated Value	348,056	296,134	230,271	250,494	223,070	164,837	154,194	146,783	126,293	100,000	$ 407,283
Russell Midcap Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Total Return Index
Accumulated Value	$ 319,110	$ 278,593	$ 222,816	$ 243,015	$ 253,987	$ 173,663	$ 161,004	$ 146,568	$ 121,536	$ 100,000	$ 345,338